Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020

Shares							Fair Value

	EXCHANGE TRADED FUNDS - 10.1%
	DEBT FUNDS - 10.1%
43,400	iShares Core U.S. Aggregate Bond ETF						$ 5,082,140
58,200	Vanguard Total Bond Market ETF						5,093,082
	TOTAL EXCHANGE TRADED FUNDS (Cost $10,132,764)						10,175,222

Par Value			Coupon Rate (%)	Maturity	Spread	Rate
	BONDS & NOTES - 61.0%
	AEROSPACE/DEFENSE - 1.7%
$ 675,000	General Dynamics Corp.		2.8750	5/11/2020			675,308
1,050,000	Northrop Grumman Corp.		2.0800	10/15/2020			1,055,706
							1,731,014
	AGENCY COLLATERAL CMO - 5.4%
142,046	Fannie Mae Interest Strip *		5.0000	7/25/2036			37,093
259,569	Fannie Mae Interest Strip *		5.0000	10/25/2036			57,085
337,169	Fannie Mae Interest Strip *		5.5000	12/25/2033			40,902
259,569	Fannie Mae Interest Strip *		5.5000	7/25/2037			23,080
337,169	Fannie Mae Interest Strip *#		6.0000	7/25/2034			26,092
337,169	Fannie Mae Interest Strip *		6.0000	6/25/2036			42,176
337,169	Fannie Mae Interest Strip *		6.5000	12/25/2034			50,533
259,569	Fannie Mae Interest Strip *#		6.5000	9/25/2035			70,095
337,169	Fannie Mae Interest Strip *		8.0000	11/25/2027			107,884
468,296	Fannie Mae REMICS *		3.5000	5/25/2043			9,680
237,958	Fannie Mae REMICS *		4.0000	3/25/2041			30,236
246,965	Fannie Mae REMICS *		4.5000	2/25/2043			28,138
586,933	Fannie Mae REMICS *		4.5000	10/25/2048			56,291
607,651	Fannie Mae REMICS *~		5.0000	10/25/2034			102,522
235,997	Fannie Mae REMICS *		5.5000	10/25/2040			41,050
458,427	Fannie Mae REMICS *~		5.5000	7/25/2033	Monthly US LIBOR	+38.50%	82,941
821,941	Fannie Mae REMICS *~		5.5627	9/25/2039	Monthly US LIBOR	+6.05%	144,193
211,544	Fannie Mae REMICS *~		5.7628	1/25/2040	Monthly US LIBOR	+6.25%	47,024
2,498,778	Fannie Mae REMICS *~		5.7628	1/25/2045	Monthly US LIBOR	+6.25%	496,411
508,495	Fannie Mae REMICS *~		5.8128	1/25/2038	Monthly US LIBOR	+6.30%	112,881
166,574	Fannie Mae REMICS *~		5.9128	7/25/2037	Monthly US LIBOR	+6.40%	34,271
782,942	Fannie Mae REMICS *~		6.0627	10/25/2041	Monthly US LIBOR	+6.55%	165,771
190,283	Fannie Mae REMICS *~		6.1127	12/25/2036	Monthly US LIBOR	+6.60%	39,257
228,836	Fannie Mae REMICS *~		6.1127	7/25/2037	Monthly US LIBOR	+6.60%	47,050
737,998	Fannie Mae REMICS *~		6.2128	10/25/2035	Monthly US LIBOR	+6.70%	149,756
107,784	Fannie Mae REMICS *~		6.2128	3/25/2036	Monthly US LIBOR	+6.70%	22,513
41,972	Fannie Mae REMICS *~		6.2128	3/25/2036	Monthly US LIBOR	+6.70%	9,418
108,208	Fannie Mae REMICS *~		6.7128	1/25/2037	Monthly US LIBOR	+7.20%	25,522
717,547	Freddie Mac REMICS *		3.5000	10/15/2039			56,245
356,334	Freddie Mac REMICS *		4.0000	8/15/2043			12,783
515,048	Freddie Mac REMICS *		4.0000	3/15/2045			52,046
570,320	Freddie Mac REMICS *		4.5000	7/15/2046			11,228
1,035,368	Freddie Mac REMICS *~		5.1860	5/15/2034	Monthly US LIBOR	+6.00%	205,464
649,434	Freddie Mac REMICS *~		5.2360	3/15/2035	Monthly US LIBOR	+6.05%	128,078
511,472	Freddie Mac REMICS *		5.5000	3/15/2033			101,503
519,180	Freddie Mac REMICS *		5.5000	7/15/2039			73,393
1,557,858	Freddie Mac REMICS *~		5.7360	3/15/2040	Monthly US LIBOR	+6.55%	318,580
196,447	Freddie Mac REMICS *~		5.8360	11/15/2036	Monthly US LIBOR	+6.55%	45,457
389,617	Freddie Mac REMICS *~		5.8860	11/15/2034	Monthly US LIBOR	+6.70%	103,480
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

Par Value			Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 61.0% (Continued)
	AGENCY COLLATERAL CMO - 5.4% (Continued)
$ 102,531	Freddie Mac REMICS *~		5.8860	2/15/2036	Monthly US LIBOR	+6.70%	$ 24,371
178,673	Freddie Mac REMICS *		6.5000	5/15/2032			31,154
92,001	Freddie Mac REMICS *~		7.0860	11/15/2032	Monthly US LIBOR	+7.90%	24,377
112,056	Freddie Mac REMICS *~		7.1860	12/15/2032	Monthly US LIBOR	+8.00%	23,171
425,286	Freddie Mac Strips *		4.5000	9/15/2035			65,530
421,723	Freddie Mac Strips *		4.5000	5/15/2040			65,396
60,879	Freddie Mac Strips *		5.0000	9/15/2036			11,967
1,085,823	Freddie Mac Strips *		5.5000	12/15/2036			206,336
108,293	Freddie Mac Strips *		6.0000	8/15/2036			23,144
261,144	Freddie Mac Strips *		7.0000	3/15/2032			63,627
463,192	Freddie Mac Strips *		8.0000	8/1/2027			88,208
267,124	Government National Mortgage Association *		3.5000	1/20/2043			37,814
538,076	Government National Mortgage Association *		3.5000	10/20/2046			66,401
353,263	Government National Mortgage Association *		4.0000	10/20/2044			35,257
327,484	Government National Mortgage Association *		4.0000	6/20/2045			30,413
769,894	Government National Mortgage Association *		4.0000	1/20/2048			122,239
808,109	Government National Mortgage Association *~		4.8059	6/16/2044	Monthly US LIBOR	+5.60%	151,089
1,056,468	Government National Mortgage Association *~		4.9318	1/20/2046	Monthly US LIBOR	+5.65%	195,414
236,948	Government National Mortgage Association *~		5.2318	6/20/2039	Monthly US LIBOR	+5.95%	35,379
314,445	Government National Mortgage Association *~		5.2559	11/16/2040	Monthly US LIBOR	+6.05%	58,320
177,777	Government National Mortgage Association *~		5.2818	9/20/2040	Monthly US LIBOR	+6.00%	37,092
221,246	Government National Mortgage Association *~		5.3818	11/20/2043	Monthly US LIBOR	+6.10%	43,785
454,670	Government National Mortgage Association *~		5.3818	4/20/2044	Monthly US LIBOR	+6.10%	90,248
1,000,000	Government National Mortgage Association *		5.5000	10/20/2048			191,500
370,567	Government National Mortgage Association *		5.5000	10/20/2048			4,007
259,213	Government National Mortgage Association *~		5.7517	3/20/2038	Monthly US LIBOR	+6.47%	40,730
768,704	Government National Mortgage Association *~		5.7718	2/20/2038	Monthly US LIBOR	+6.49%	154,489
134,332	Government National Mortgage Association *~		6.5818	12/20/2038	Monthly US LIBOR	+7.30%	29,225
1,565,118	Government National Mortgage Association *		4.0000	7/20/2045			153,511
797,522	Government National Mortgage Association *		5.5000	9/20/2048			110,007
							5,422,323
	AGRICULTURE - 2.8%
1,100,000	Imperial Brands Finance PLC ^		2.9500	7/21/2020			1,102,094
1,348,000	Reynolds American, Inc.		6.8750	5/1/2020			1,348,000
340,000	RJ Reynolds Tobacco Co.		6.8750	5/1/2020			340,000
							2,790,094
	AIRLINES - 0.7%
141,414	America West Airlines 2001-1 Pass Through Trust		7.1000	4/2/2021			141,139
285,559	American Airlines 2013-2 Class B Pass Through Trust ^		5.6000	7/15/2020			287,026
250,000	Delta Air Lines, Inc.		2.6000	12/4/2020			239,696
89,000	United Airlines Holdings, Inc.		6.0000	12/1/2020			85,195
							753,056
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

Par Value			Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 61.0% (Continued)
	AUTO MANUFACTURERS - 4.5%
$ 250,000	Diamler Finance North America LLC ^		2.2000	5/5/2020			$ 250,005
50,000	Diamler Finance North America LLC ~		2.2710	5/5/2020	Quarterly US LIBOR	+0.53%	49,999
95,000	Diamler Finance North America LLC ~^		2.2710	5/5/2020	Quarterly US LIBOR	+0.53%	94,997
150,000	Diamler Finance North America LLC		2.4500	5/18/2020			150,003
400,000	Diamler Finance North America LLC ^		2.4500	5/18/2020			400,009
400,000	Ford Motor Credit Co. LLC		2.3430	11/2/2020			391,304
610,000	Ford Motor Credit Co. LLC		2.4250	6/12/2020			610,000
100,000	Ford Motor Credit Co. LLC		3.3360	3/18/2021			96,498
100,000	Ford Motor Credit Co. LLC		5.7500	2/1/2021			98,000
100,000	General Motors Financial Co., Inc.		2.4500	11/6/2020			98,969
87,000	General Motors Financial Co., Inc.		4.2000	3/1/2021			86,428
1,105,000	Harley-Davidson Financial Services, Inc. ^		2.4000	6/15/2020			1,104,937
200,000	Volkswagen Group of America Finance LLC		2.4000	5/22/2020			200,120
867,000	Volkswagen Group of America Finance LLC ^		2.4000	5/22/2020			867,519
							4,498,788
	BANKS - 13.2%
100,000	ABN AMRO Bank NV ^		2.4500	6/4/2020			100,101
200,000	ANZ New Zealand Int'l Ltd./London ^		2.2000	7/17/2020			200,489
130,000	ANZ New Zealand Int'l Ltd./London ^		2.8500	8/6/2020			130,543
200,000	Bank of America Corp. #		1.5474	5/18/2020	USISDA10	0.00%	199,000
30,000	Bank of America Corp.		5.6250	7/1/2020			30,227
81,000	Bank of Montreal		2.1000	6/15/2020			81,141
434,000	Bank of New York Mellon Corp. #		4.9500	9/20/2020	Quarterly US LIBOR	+3.42%	415,655
200,000	Banque Federative du Credit Mutuel SA ^		2.2000	7/20/2020			200,605
892,000	Banque Federative du Credit Mutuel SA ^		2.7500	10/15/2020			899,035
205,000	Barclays Bank PLC ~		2.3916	8/7/2020	Quarterly US LIBOR	+0.65%	204,688
181,000	Barclays Bank PLC		5.1400	10/14/2020			183,211
59,000	Barclays PLC		2.8750	6/8/2020			59,063
550,000	BNP Paribas SA		2.3750	5/21/2020			550,359
500,000	BNP Paribas SA #^		7.6250	3/31/2021	USSW5	+6.31%	509,063
150,000	CIT Group, Inc.		4.1250	3/9/2021			148,058
250,000	Citibank NA ~		2.0833	5/1/2020	Quarterly US LIBOR	+0.32%	250,000
100,000	Citibank NA		2.1000	6/12/2020			100,022
140,000	Citibank NA		2.1250	10/20/2020			140,596
350,000	Citibank NA		3.0500	5/1/2020			350,000
35,000	Citigroup, Inc. ~		1.7930	5/28/2020	USISDA10	+0.15%	34,549
500,000	Citigroup, Inc.		5.3750	8/9/2020			505,454
140,000	Citigroup, Inc. #		5.9500	1/30/2023	Quarterly US LIBOR	+4.07%	139,415
339,000	Citizens Bank NA/Providence RI		2.2000	5/26/2020			339,149
400,000	Credit Agricole SA/London ~^		1.8660	6/10/2020	Quarterly US LIBOR	+0.97%	400,103
400,000	Deutsche Bank AG		2.9500	8/20/2020			400,420
85,000	Deutsche Bank AG/New York, NY ~		2.2814	7/13/2020	Quarterly US LIBOR	+0.97%	84,793
30,000	Goldman Sachs Group, Inc. ~		2.9418	5/15/2020	Quarterly US LIBOR	+1.25%	29,992
222,000	Goldman Sachs Group, Inc. #		5.3750	7/20/2020	Quarterly US LIBOR	+3.92%	206,745
81,000	Goldman Sachs Group, Inc.		6.0000	6/15/2020			81,433
100,000	HSBC Bank USA NA		4.8750	8/24/2020			101,054
200,000	Huntington National Bank		2.8750	8/20/2020			200,819
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

Par Value			Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 61.0% (Continued)
	BANKS - 13.2% (Continued)
$ 198,000	JPMorgan Chase & Co.		2.5500	10/29/2020			$ 199,278
250,000	JPMorgan Chase & Co. #		5.3000	8/1/2020	Quarterly US LIBOR	+3.80%	236,554
350,000	Manufacturers & Traders Trust Co.		2.0500	8/17/2020			350,732
99,000	Manufacturers & Traders Trust Co.		2.6250	1/25/2021			100,090
40,000	Morgan Stanley ~		1.7200	5/14/2020	H15T10Y	+0.00%	39,900
260,000	Morgan Stanley		2.8000	6/16/2020			260,479
500,000	National Bank of Canada ~		1.3441	6/12/2020	Quarterly US LIBOR	+0.56%	499,994
89,000	PNC Bank NA ~		2.0529	5/19/2020	Quarterly US LIBOR	+0.36%	89,005
190,000	PNC Financial Services Group, Inc.		4.3750	8/11/2020			191,710
713,000	Skandinaviska Enskilda Banken AB ^		2.4500	5/27/2020			713,496
315,000	Toronto-Dominion Bank ~		1.0481	6/11/2020	Quarterly US LIBOR	+0.28%	315,055
50,000	Truist Bank		2.2500	6/1/2020			50,000
100,000	UBS AG/London ~^		1.5789	6/8/2020	Quarterly US LIBOR	+0.58%	100,048
600,000	UBS Group AG ^		2.9500	9/24/2020			603,425
1,198,000	US Bank NA/Cincinnati, OH ~		1.2702	7/24/2020	Quarterly US LIBOR	+0.25%	1,197,225
160,000	Wells Fargo & Co. ~		1.9776	7/22/2020	Quarterly US LIBOR	+0.88%	160,167
790,000	Wells Fargo & Co.		2.6000	7/22/2020			792,780
90,000	Westpac Banking Corp.		3.0500	5/15/2020	Quarterly US LIBOR	+3.80%	90,059
							13,265,779
	BEVERAGES - 1.7%
111,000	Coca-Cola European Partners PLC		3.2500	8/19/2021			112,958
242,000	Constellation Brands, Inc.		2.2500	11/6/2020			243,619
220,000	Diageo Capital PLC ~		1.9317	5/18/2020	Quarterly US LIBOR	+0.24%	220,113
400,000	Diageo Capital PLC		3.0000	5/18/2020			400,382
750,000	Pernod Ricard SA ^		5.7500	4/7/2021			777,923
							1,754,995
	CHEMICALS - 0.2%
230,000	PPG Industries, Inc.		3.6000	11/15/2020			232,049

	COMMERCIAL SERVICES - 0.6%
595,000	Nielsen Finance LLC / Nielsen Finance Co.		4.5000	10/1/2020			590,894

	COMPUTERS - 3.5%
300,000	Apple, Inc. ~		1.8009	5/11/2020	Quarterly US LIBOR	+0.07%	300,053
227,000	Apple, Inc.		2.0000	5/6/2020			227,020
102,000	Apple, Inc. ~		2.0072	5/6/2020	Quarterly US LIBOR	+0.30%	101,999
112,000	Dell, Inc.		4.6250	4/1/2021			113,792
590,000	EMC Corp.		2.6500	6/1/2020			588,908
420,000	Hewlett Packard Enterprise Co.		3.6000	10/15/2020			422,679
590,000	International Business Machines Corp.		1.6250	5/15/2020			590,181
1,131,000	Leidos Holdings, Inc.		4.4500	12/1/2020			1,139,200
							3,483,832
	COSMETICS/PERSONAL CARE - 0.2%
250,000	Unilever Capital Corp.		2.1000	7/30/2020			250,664

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

Par Value			Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 61.0% (Continued)
	DIVERSIFIED FINANCIAL SERVICES - 2.2%
$ 250,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		4.2500	7/1/2020			$ 249,305
100,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust		4.6250	10/30/2020			98,735
405,000	AIG Global Funding ~^		1.9305	7/2/2020	Quarterly US LIBOR	+0.48%	405,368
350,000	AIG Global Funding ^		2.1500	7/2/2020			350,582
3,000	Ally Financial, Inc.		4.2500	4/15/2021			3,029
9,000	Capital One Financial Corp. ~		2.4731	5/12/2020	Quarterly US LIBOR	+0.76%	8,999
100,000	Capital One Financial Corp.		2.5000	5/12/2020			100,024
710,000	Charles Schwab Corp.		4.4500	7/22/2020			715,169
100,000	GE Capital International Funding Co. Unlimited Co.		2.3420	11/15/2020			100,216
170,000	USAA Capital Corp. ^		3.0000	7/1/2020			170,611
							2,202,038
	ELECTRIC - 3.9%
300,000	Duke Energy Carolinas LLC		4.3000	6/15/2020			301,224
408,000	Duke Energy Progress LLC ~		1.1789	9/8/2020	Quarterly US LIBOR	+0.18%	407,570
200,000	EDP Finance BV ^		5.2500	1/14/2021			205,107
640,000	Electricite de France SA ^		2.3500	10/13/2020			641,518
455,000	Exelon Corp.		2.8500	6/15/2020			455,275
250,000	Northern States Power Co.		2.2000	8/15/2020			250,268
200,000	Sempra Energy ~		1.1905	3/15/2021	Quarterly US LIBOR	+0.45%	196,837
1,290,000	Sempra Energy ~		1.7189	1/15/2021	Quarterly US LIBOR	+0.50%	1,276,972
15,000	Southern Co.		2.7500	6/15/2020			15,011
200,000	Southern Power Co. ~^		1.6657	12/20/2020	Quarterly US LIBOR	+0.55%	199,437
							3,949,219
	ENVIRONMENTAL CONTROL - 0.1%
76,000	Waste Management, Inc.		4.7500	6/30/2020			76,438

	FOOD - 2.9%
834,000	Campbell Soup Co. ~		1.3705	3/15/2021	Quarterly US LIBOR	+0.63%	826,783
114,000	Conagra Brands, Inc. ~		1.8199	10/9/2020	Quarterly US LIBOR	+0.50%	113,392
466,000	Conagra Brands, Inc. ~		1.8476	10/22/2020	Quarterly US LIBOR	+0.75%	465,417
55,000	Conagra Brands, Inc.		4.9500	8/15/2020			55,593
100,000	Hershey Co.		2.9000	5/15/2020			100,028
56,000	Kraft Heinz Foods Co. ~		2.3041	2/10/2021	Quarterly US LIBOR	+0.57%	55,199
269,000	Kraft Heinz Foods Co.		2.8000	7/2/2020			268,493
100,000	Mondelez International, Inc.		3.0000	5/7/2020			100,009
500,000	Tyson Foods, Inc. ~		2.1460	8/21/2020	Quarterly US LIBOR	+0.45%	499,517
470,000	Wm Wrigley Jr. Co. ^		3.3750	10/21/2020			474,404
							2,958,835
	FOREST PRODUCTS & PAPER - 0.4%
348,000	Georgia-Pacific LLC ^		5.4000	11/1/2020			355,367

	HEALTHCARE-SERVICES - 0.8%
500,000	Fresenius Medical Care US Finance II, Inc. ^		4.1250	10/15/2020			500,528
325,000	Laboratory Corp. of America Holdings		4.6250	11/15/2020			327,934
							828,462
	INSURANCE - 0.5%
590,000	Metlife, Inc. #		5.2500	7/24/2020	Quarterly US LIBOR	+3.58%	538,006

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

Par Value			Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 61.0% (Continued)
	INTERNET - 0.5%
$ 290,000	Expedia Group, Inc.		5.9500	8/15/2020			$ 292,162
226,000	NortonLifeLock, Inc.		4.2000	9/15/2020			227,130
							519,292
	LODGING - 0.4%
409,000	Marriott International, Inc. ~		1.6489	3/8/2021	Quarterly US LIBOR	+0.65%	396,877

	MACHINERY-CONSTRUCTION & MINING - 0.4%
300,000	Caterpillar Financial Services Corp. ~		1.8718	5/15/2020	Quarterly US LIBOR	+0.18%	299,995
150,000	Caterpillar Financial Services Corp.		2.9500	5/15/2020			150,097
							450,092
	MEDIA - 0.9%
391,000	Discovery Communications LLC		2.8000	6/15/2020			391,120
26,000	Pearson Funding PLC ^		3.2500	5/8/2023			26,448
115,000	Time Warner Cable LLC		4.1250	2/15/2021			115,642
18,000	TWDC Enterprises 18 Corp. ~		1.5042	6/5/2020	Quarterly US LIBOR	+0.19%	18,009
300,000	TWDC Enterprises 18 Corp.		2.1500	9/17/2020			301,157
25,000	ViacomCBS, Inc. #		5.8750	2/28/2057	Quarterly US LIBOR	+3.90%	22,882
							875,258
	METAL FABRICATE/HARDWARE - 0.1%
85,000	Precision Castparts Corp.		2.2500	6/15/2020			85,041

	MISCELLANEOUS MANUFACTURER - 1.7%
121,000	General Electric, Co.		4.3750	9/16/2020			121,902
696,000	General Electric, Co.		4.6250	1/7/2021			707,938
250,000	General Electric, Co. #		5.0000	1/21/2021	Quarterly US LIBOR	+3.33%	205,312
15,000	General Electric, Co.		5.3000	2/11/2021			15,362
147,000	General Electric, Co.		5.5500	5/4/2020			147,000
500,000	Siemens Financieringsmaatschappij NV ^		2.1500	5/27/2020			500,412
							1,697,926
	MULTI-NATIONAL - 0.3%
300,000	European Investment Bank		1.7500	5/15/2020			300,098

	OFFICE/BUSINESS EQUIPEMENT - 0.4%
390,000	Xerox Corp.		2.8000	5/15/2020			392,808

	OIL & GAS - 1.2%
344,000	Petrobras Global Finance BV		5.3750	1/27/2021			348,145
479,000	Shell International Finance BV		2.1250	5/11/2020			479,079
365,000	Shell International Finance BV ~		2.1809	5/11/2020	Quarterly US LIBOR	+0.45%	365,011
							1,192,235
	PACKAGING - 0.2%
150,000	Graphic Packaging International LLC		4.7500	4/15/2021			151,733

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

Par Value			Coupon Rate (%)	Maturity	Spread	Rate	Fair Value

	BONDS & NOTES - 61.0% (Continued)
	PHARMACEUTICALS - 3.5%
$ 525,000	AbbVie, Inc.		2.5000	5/14/2020			$ 525,197
155,000	Allergan, Inc./United States		3.3750	9/15/2020			155,286
100,000	AstraZeneca PLC		2.3750	11/16/2020			100,590
414,000	Becton Dickinson and Co.		2.4040	6/5/2020			413,937
230,000	Becton Dickinson and Co.		3.2500	11/12/2020			230,870
600,000	Bristol-Myers Squibb Co. ~^		1.8917	11/16/2020	Quarterly US LIBOR	+0.20%	599,921
25,000	Bristol-Myers Squibb Co. ^		2.8750	8/15/2020			25,131
1,002,000	CVS Health Corp.		2.8000	7/20/2020			1,001,922
500,000	Express Scripts Holding Co.		2.6000	11/30/2020			502,831
							3,555,685
	PIPELINES - 0.5%
116,000	Columbia Pipeline Group, Inc.		3.3000	6/1/2020			115,982
100,000	Plains All American Pipeline LP / PAA Finance Corp.		5.0000	2/1/2021			97,818
250,000	TransCanada PipeLines Ltd.		3.8000	10/1/2020			251,365
							465,165
	REITs (REAL ESTATE INVESTMENT TRUSTS) - 1.3%
331,000	American Tower Corp.		2.8000	6/1/2020			331,005
162,000	American Tower Corp.		3.3000	2/15/2021			163,910
423,000	Crown Castle International Corp.		3.4000	2/15/2021			426,993
400,000	SBA Tower Trust ^		3.1560	10/8/2020			399,136
25,000	Weyerhaeuser Co.		4.7000	3/15/2021			25,877
							1,346,921
	RETAIL - 0.8%
250,000	McDonald's Corp.		2.2000	5/26/2020			250,223
580,000	Penske Automotive Group, Inc.		3.7500	8/15/2020			579,101
							829,324
	SEMICONDUCTORS - 0.6%
76,000	Intel Corp. ~		1.8109	5/11/2020	Quarterly US LIBOR	+0.08%	76,017
15,000	Intel Corp.		1.8500	5/11/2020			15,004
489,000	QUALCOMM, Inc.		2.2500	5/20/2020			489,344
							580,365
	SOFTWARE - 0.6%
556,000	Fiserv, Inc.		2.7000	6/1/2020			556,189

	TELECOMMUNICATIONS - 1.9%
500,000	AT&T, Inc. ~		2.3046	6/30/2020	Quarterly US LIBOR	+0.93%	500,605
300,000	AT&T, Inc.		2.4500	6/30/2020			300,311
570,000	Sprint Communications, Inc.		7.0000	8/15/2020			576,641
206,250	Sprint Spectrum Co. LLC ^		3.3600	9/20/2021			207,415
310,000	Verizon Communications, Inc. ~		2.2327	5/22/2020	Quarterly US LIBOR	+0.55%	310,230
							1,895,202
	TRANSPORTATION - 0.4%
355,000	Norfolk Southern Railway Co.		9.7500	6/15/2020			357,051
84,000	Ryder System, Inc.		2.5000	5/11/2020			83,993
							441,044

	TOTAL BONDS & NOTES (Cost $61,589,792)						61,413,108

	TOTAL INVESTMENTS - 71.1% (Cost $71,722,556)						$ 71,588,330
	OTHER ASSETS LESS LIABILITIES - 28.9%						29,040,183
	TOTAL NET ASSETS - 100.0%						$ 100,628,513
Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
April 30, 2020

CMO - Collateralized Mortgage Obligation
ETF - Exchange Traded Fund
H15T10Y - 10 Year US Treasury Constant Maturity Rate
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduits
USISDA10 - US 10 Year Swap Rate
USSW5 - US 5 Year Swap Rate
* Interest Only Securities
# Variable Rate Security; the rate shown represents the rate as of April 30, 2020.
~ Floating Rate Security; the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
^ 144A Security - Security exempt from registration under Rule 144A of the Securities Act of 1933. At April 30 2020, these securities amounted to $13,802,803 or 13.72% of the Fund's total net assets. The securities may be resold in transactions exempt from registration typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

FUTURES CONTRACTS
Long Contracts	Description	Maturity	Counterparty		Notional Value **		Unrealized Appreciation
90	10-Year US Treasury Note Future	June 2020	Interactive Brokers		$ 12,515,670		$ 136,764
30	US Treasury Long Bond Future	June 2020	Interactive Brokers		5,430,930		7,336
	Net Unrealized Appreciation on Futures Contracts						$ 144,100

** The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by Anfield Universal Fixed Income ETF are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of Anfield Universal Fixed Income ETF's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to Anfield Universal Fixed Income ETF.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
April 30, 2020

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standards Update ASU 2013-08.

Security Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETFs”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The committee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to, as needed, attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process –The applicable investments are valued collectively via inputs from each group within the fair value team. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument; factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2020, for the Fund’s assets and liabilities measured at fair value:

Assets
Security Classifications	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 10,175,222	$ -	$ -	$ 10,175,222
Bonds & Notes *	-	61,413,108	-	61,413,108
Derivatives
Future Contracts	144,100	-	-	144,100
Total	$ 10,319,322	$ 61,413,108	$ -	$ 71,732,430

* All convertible corporate bonds and corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of bonds by industry classification, please refer to the Schedule of Investments.
The Fund did not hold any Level 3 securities during the period.
**Net unrealized appreciation (depreciation) of futures contracts is reported in the above table.

Futures Contracts - The Fund is subject to commodity risk and index risk in the normal course of pursuing their investment objectives. The Fund may purchase or sell futures contracts to hedge against market risk and to reduce return volatility. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Funds’ agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Funds segregate liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. As of April 30, 2020, the amount of realized gain on futures contracts subject to equity risk and interest rate risk amounted to $2,650 and $400,547 for the Anfield Universal Fixed Income ETF, respectively.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Certain risks of the Fund are discussed below. Please refer to the Fund’s prospectus and statement of additional information for a full listing of risks associated with the Fund’s investments.

Underlying Fund Risk - Each underlying fund, including each ETF, is subject to specific risks, depending on the nature of the underlying fund. These risks could include liquidity risk, sector risk, foreign and related currency risk, as well as risks associated with real estate investments and commodities. Investors in the Funds will indirectly bear fees and expenses charged by the underlying investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses.

Anfield Universal Fixed Income ETF
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
April 30, 2020

Fixed Income Risk - When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk - Foreign (non-U.S.) securities present greater investment risks than investing in the securities of U.S. issuers and may experience more rapid and extreme changes in value than the securities of U.S. companies, due to less information about foreign companies in the form of reports and ratings than about U.S. issuers; different accounting, auditing and financial reporting requirements; smaller markets; nationalization; expropriation or confiscatory taxation; currency blockage; or political changes or diplomatic developments. Foreign securities may also be less liquid and more difficult to value than securities of U.S. issuers.

Counterparty Credit Risk - The stability and liquidity of many derivative transactions depends in large part on the creditworthiness of the parties to the transactions. If a counterparty to such a transaction defaults, exercising contractual rights may involve delays or costs for the Fund. Furthermore, there is a risk that a counterparty could become the subject of insolvency proceedings, and that the recovery of securities and other assets from such counterparty will be delayed or be of a value less than the value of the securities or assets originally entrusted to such counterparty.

Mortgage-Backed and Asset-Backed Securities Risk - The risk of investing in mortgage-backed and other asset-backed securities, including prepayment risk, extension risk, interest rate risk, market risk and management risk.

Cash and cash equivalents - Cash and cash equivalents are held with a financial institution. The assets of the Fund may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The counterparty is generally a single bank rather than a group of financial institutions; thus there may be a greater counterparty credit risk. The Fund places deposits only with those counterparties which are believed to be creditworthy and there has been no history of loss.

The identified cost of investments in securities owned by the Fund for federal income for federal income tax purposes and its respective gross unrealized appreciation and depreciation at April 30, 2020, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
	$ 71,719,013	$ 1,004,433	$ (1,135,116)	$ (130,683)